UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05654
Morgan Stanley Quality Income Trust
(Exact name of registrant as specified in charter)
1221 Avenue of the Americas, New York, New York		10020
(Address of principal executive offices)		(Zip code)
Ronald E. Robison 1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-762-4000

Date of fiscal year end:	August 31, 2005

Date of reporting period:	November 30, 2004

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Quality Income Trust

Portfolio of Investments  November 30, 2004 (unaudited)

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	CORPORATE BONDS (90.7%)
	Advertising/Marketing Services (1.0%)
$395	Interpublic Group of Companies, Inc. (The)	5.40%	11/15/09	$395,406
535	WPP Finance Corp. - 144A* (United Kingdom)	5.875	06/15/14	552,323
				947,729
	Aerospace & Defense (1.6%)
325	Northrop Grumman Corp.	7.125	02/15/11	369,182
175	Raytheon Co.	4.50	11/15/07	179,181
300	Raytheon Co.	4.85	01/15/11	305,528
32	Raytheon Co.	6.75	08/15/07	34,604
100	Raytheon Co.	8.30	03/01/10	117,899
419	Systems 2001 Asset Trust - 144A*	6.664	09/15/13	459,200
				1,465,594
	Air Freight/Couriers (0.5%)
125	Fedex Corp.	2.65	04/01/07	122,355
280	FedEx Corp.	7.25	02/15/11	318,336
				440,691
	Airlines (1.0%)
247	America West Airlines, Inc. (Series 01-1)	7.10	04/02/21	258,962
455	Continental Airlines, Inc.	6.545	02/02/19	442,552
233	Continental Airlines, Inc.	6.648	09/15/17	222,348
				923,862
	Auto Parts: O.E.M. (0.3%)
265	Johnson Controls, Inc.	5.00	11/15/06	272,872

	Beverages: Alcoholic (0.5%)
450	Miller Brewing Co. - 144A*	4.25	08/15/08	452,835

	Broadcasting (0.4%)
340	Clear Channel Communications, Inc.	7.65	09/15/10	385,880

	Building Products (0.2%)
160	Masco Corp.	4.625	08/15/07	162,564

	Cable/Satellite TV (1.6%)
1,040	Comcast Corp.	6.50	01/15/15	1,129,720
360	Echostar DBS Corp.	6.375	10/01/11	369,900
				1,499,620
	Casino/Gaming (1.9%)
1,075	Harrah’s Operating Co., Inc.	5.50	07/01/10	1,108,308
540	MGM Mirage Inc.	8.50	09/15/10	616,275
30	MGM Mirage Inc.-144A*	6.00	10/01/09	30,862
				1,755,445
	Chemicals: Major Diversified (0.4%)
345	ICI Wilmington Inc.	4.375	12/01/08	345,626

	Containers/Packaging (0.6%)
540	Sealed Air Corp - 144A*	5.625	07/15/13	552,541

	Department Stores (2.2%)
670	Federated Department Stores, Inc.	7.00	02/15/28	734,959
1,045	May Department Stores Co., Inc.	5.95	11/01/08	1,102,087
130	May Department Stores Co., Inc.	6.875	11/01/05	134,290
				1,971,336
	Drugstore Chains (1.2%)
425	CVS Corp.	5.625	03/15/06	437,368
588	CVS Corp. - 144A *	5.789	01/10/26	598,181
54	CVS Corp. - 144A*	6.204	10/10/25	56,376
				1,091,925
	Electric Utilities (8.4%)
170	Appalachian Power Co. (Series H)	5.95	05/15/33	166,862
520	Arizona Public Service Co.	5.80	06/30/14	547,201
105	Cincinnati Gas & Electric Co.	5.70	09/15/12	110,013
155	Cincinnati Gas & Electric Co. (Series A)	5.40	06/15/33	144,623
500	Cincinnati Gas & Electric Co. (Series B)	5.375	06/15/33	464,807
510	Columbus Southern Power Co. (Series D)	6.60	03/01/33	552,289
100	Consolidated Natural Gas Co.	5.00	12/01/14	98,824
470	Consolidated Natural Gas Co. (Series B)	5.375	11/01/06	486,650
55	Detroit Edison Co.	6.125	10/01/10	59,776
535	Duke Energy Corp.	4.50	04/01/10	539,080
365	Entergy Gulf States, Inc.	2.479	12/01/09	364,901
285	Entergy Gulf States, Inc.	3.60	06/01/08	279,908
795	Exelon Corp.	6.75	05/01/11	883,713
315	Jersey Central Power & Light Company	5.625	05/01/16	324,155
785	Ohio Edison Co.	5.45	05/01/15	784,217
495	Pacific Gas & Electric Co.	6.05	03/01/34	500,597
140	Panhandle Eastern Pipe Line Co. (Series B)	2.75	03/15/07	136,681
130	Public Service Electric & Gas Co.	5.00	01/01/13	131,441
110	Southern California Edison Co.	5.00	01/15/14	110,779
170	Texas Eastern Transmission, L.P.	7.00	07/15/32	191,159
180	Texas-New Mexico Power Co.	6.25	01/15/09	189,462
320	TXU Energy Co.	7.00	03/15/13	354,879
20	Wisconsin Electric Power Co.	3.50	12/01/07	19,908
235	Wisconsin Electric Power Co.	5.625	05/15/33	233,605
				7,675,530
	Electrical Products (0.5%)
480	Cooper Industries Inc.	5.25	07/01/07	497,482

	Electronic Equipment/Instruments (0.7%)
585	Xerox Corp.	7.125	06/15/10	631,800

	Environmental Services (1.0%)
544	USA Waste Services, Inc.	7.00	07/15/28	600,066
310	USA Waste Services, Inc.	7.125	10/01/07	337,381
				937,447
	Finance/Rental/Leasing (5.8%)
510	CIT Group Inc.	2.875	09/29/06	504,548
320	CIT Group Inc.	7.375	04/02/07	346,684
960	Countrywide Home Loans, Inc.	3.25	05/21/08	936,009
430	Ford Motor Credit Co.	7.25	10/25/11	457,138
765	Ford Motor Credit Co.	7.375	10/28/09	822,136
870	MBNA Corp.	6.125	03/01/13	926,619
745	SLM Corp.	5.00	10/01/13	745,032
525	Toyota Motor Credit Corp. (Series MTN)	5.65	01/15/07	548,744
				5,286,910
	Financial Conglomerates (6.8%)
735	Chase Manhattan Corp.	6.00	02/15/09	783,248

500	Citicorp	6.375	11/15/08	542,698
330	Citigroup Inc.	5.625	08/27/12	349,913
265	Citigroup Inc.	6.00	02/21/12	289,003
385	General Motors Acceptance Corp.	4.50	07/15/06	386,466
2,095	General Motors Acceptance Corp.	6.875	09/15/11	2,139,772
1,080	General Motors Acceptance Corp.	8.00	11/01/31	1,085,238
410	Prudential Funding, LLC (Series MTN) - 144A*	6.60	05/15/08	443,378
170	Prudential Holdings, LLC (Series B) (FSA) - 144A*	7.245	12/18/23	198,729
				6,218,445
	Food Retail (1.6%)
340	Albertson’s, Inc.	7.50	02/15/11	391,671
475	Kroger Co.	6.80	04/01/11	530,714
300	Kroger Co.	7.50	04/01/31	350,042
160	Safeway Inc.	6.15	03/01/06	165,132
				1,437,559
	Food: Major Diversified (1.1%)
230	Conagra Foods, Inc.	6.00	09/15/06	240,176
700	Kraft Foods Inc.	5.625	11/01/11	736,032
				976,208
	Forest Products (0.5%)
150	Weyerhaeuser Co.	6.00	08/01/06	156,440
285	Weyerhaeuser Co.	6.75	03/15/12	320,119
				476,559
	Gas Distributors (0.9%)
370	Nisource Finance Corp.	2.915	11/23/09	369,983
31	Ras Laffan Liquid Natural Gas Co. Ltd. - 144A* (Qatar)	7.628	09/15/06	32,328
335	Ras Laffan Liquid Natural Gas Co. Ltd. - 144A* (Qatar)	8.294	03/15/14	393,629
				795,940
	Home Furnishings (0.3%)
130	Mohawk Industries, Inc. (Class C)	6.50	04/15/07	137,303
110	Mohawk Industries, Inc. (Series D)	7.20	04/15/12	125,684
				262,987
	Home Improvement Chains (0.8%)
295	Lowe’s Companies, Inc.	6.50	03/15/29	328,505
71	Lowe’s Companies, Inc.	6.875	02/15/28	81,843
300	Lowe’s Companies, Inc.	7.50	12/15/05	314,008
				724,356
	Hospital/Nursing Management (0.7%)
625	HCA, Inc.	6.30	10/01/12	628,411
50	HCA, Inc.	7.875	02/01/11	54,703
				683,114
	Hotels/Resorts/Cruiselines (2.3%)
615	Hilton Hotels Corp.	7.625	12/01/12	713,502
695	Hyatt Equities LLC - 144A*	6.875	06/15/07	732,409
195	Marriott International, Inc. (Series D)	8.125	04/01/05	198,227
265	Marriott International, Inc. (Series E)	7.00	01/15/08	285,225
195	Starwood Hotels & Resorts Worldwide, Inc.	7.375	05/01/07	209,138
				2,138,501
	Household/Personal Care (0.4%)
350	Clorox Co.	2.544	12/14/07	350,000

	Industrial Conglomerates (3.3%)
40	General Electric Capital Corp.	4.75	09/15/14	39,417
910	General Electric Capital Corp.	6.75	03/15/32	1,043,434
515	Honeywell International, Inc.	5.125	11/01/06	531,489
550	Honeywell International, Inc.	7.50	03/01/10	634,454
400	Hutchison Whampoa International Ltd. - 144A* (Virgin Islands)	6.50	02/13/13	425,330
315	Hutchison Whampoa International Ltd.- 144A* (Virgin Islands)	5.45	11/24/10	323,351
				2,997,475
	Information Technology Services (0.6%)
260	Electronic Data Systems Corp.	7.125	10/15/09	279,787

270	Electronic Data Systems Corp. (Series B)	6.50	08/01/13	273,856
				553,643
	Insurance Brokers/Services (2.3%)
1,335	Farmers Exchange Capital - 144A*	7.05	07/15/28	1,329,596
815	Marsh & McLennan Co., Inc.	5.875	08/01/33	732,113
				2,061,709
	Integrated Oil (1.8%)
750	Amerada Hess Corp.	7.875	10/01/29	864,358
345	Conoco Funding Co. (Canada)	6.35	10/15/11	383,084
40	Petro-Canada (Canada)	4.00	07/15/13	37,141
350	Petro-Canada (Canada)	5.35	07/15/33	319,620
				1,604,203
	Investment Banks/Brokers (1.1%)
400	Goldman Sachs Group Inc.	5.25	10/15/13	404,498
60	Goldman Sachs Group Inc.	6.60	01/15/12	66,625
480	Goldman Sachs Group Inc.	6.875	01/15/11	537,583
				1,008,706
	Life/Health Insurance (0.6%)
475	John Hancock Global Funding II - 144A*	7.90	07/02/10	554,210

	Major Banks (2.4%)
980	Bank of America Corp.	3.375	02/17/09	956,080
250	Bank of New York (The)	5.20	07/01/07	260,011
480	Huntington National Bank	2.75	10/16/06	474,553
475	Wachovia Bank NA	7.80	08/18/10	552,855
				2,243,499
	Major Telecommunications (5.1%)
420	AT&T Corp.	8.75	11/15/31	488,775
150	Deutsche Telekom International Finance Corp. (Netherlands)	8.50	06/15/10	177,992
425	Deutsche Telekom International Finance Corp. (Netherlands)	8.75	06/15/30	547,404
305	France Telecom S.A. (France)	9.25	03/01/31	403,851
80	GTE Corp.	6.36	04/15/06	83,250
240	Sprint Capital Corp.	8.75	03/15/32	310,136
365	Telecom Italia Capital SpA (Italy)	4.00	11/15/08	362,008
165	Verizon Global Funding Corp.	7.25	12/01/10	188,730
1,760	Verizon Global Funding Corp.	7.75	12/01/30	2,121,215
				4,683,361
	Managed Health Care (3.9%)
945	Aetna, Inc.	7.875	03/01/11	1,094,748
885	Anthem Insurance - 144A*	9.125	04/01/10	1,069,360
790	Health Net, Inc.	9.875	04/15/11	940,508
270	UnitedHealth Group Inc.	7.50	11/15/05	279,830
175	Wellpoint Health Network, Inc.	6.375	06/15/06	182,612
				3,567,058
	Media Conglomerates (3.5%)
730	News America Holdings, Inc.	7.28	06/30/28	819,212
600	News America Holdings, Inc.	7.75	02/01/24	699,901
50	News America Holdings, Inc.	8.875	04/26/23	64,324
65	News America Inc.	4.75	03/15/10	66,117
530	Time Warner Co., Inc.	7.57	02/01/24	610,892
500	Time Warner Inc.	7.625	04/15/31	587,723
295	Time Warner Inc.	7.70	05/01/32	350,440
				3,198,609
	Medical Specialties (0.2%)
190	Fisher Scientific International, Inc. - 144A*	6.75	08/15/14	203,300

	Metal Fabrications (0.1%)
95	Northwest Pipeline Corp.	8.125	03/01/10	106,519

	Motor Vehicles (1.2%)
345	DaimlerChrysler North American Holdings Co.	7.30	01/15/12	388,328

100	DaimlerChrysler North American Holdings Co.	8.00	06/15/10	114,753
490	DaimlerChrysler North American Holdings Co.	8.50	01/18/31	592,811
				1,095,892
	Multi-Line Insurance (3.0%)
505	AIG Sun America Global Finance VI - 144A*	6.30	05/10/11	547,042
565	American General Finance Corp.	4.625	09/01/10	562,494
625	American General Finance Corp.	5.875	07/14/06	649,699
365	Equitable Life Assurance Society - 144A*	6.95	12/01/05	377,910
135	Hartford Financial Services Group, Inc.	2.375	06/01/06	132,547
500	Hartford Financial Services Group, Inc.	7.75	06/15/05	512,537
				2,782,229
	Oil & Gas Pipelines (0.2%)
120	Transcontinental Gas Pipe Line Corp. (Series B)	8.875	07/15/12	148,500

	Oil & Gas Production (4.4%)
410	Kerr-McGee Corp.	5.875	09/15/06	425,529
230	Kerr-McGee Corp.	6.625	10/15/07	246,106
330	Kerr-McGee Corp.	7.875	09/15/31	395,076
370	Nexen Inc. (Canada)	5.05	11/20/13	363,149
605	Occidental Petroleun Corp.	8.45	02/15/29	803,812
155	Pemex Project Funding Master Trust	7.375	12/15/14	169,492
210	Pemex Project Funding Master Trust	7.875	02/01/09	234,675
1,170	Pemex Project Funding Master Trust	8.00	11/15/11	1,338,480
				3,976,319
	Oil Refining/Marketing (0.6%)
140	Ashland Inc.	7.83	08/15/05	144,537
300	Marathon Oil Corp.	5.375	06/01/07	311,761
120	Marathon Oil Corp.	6.00	07/01/12	128,703
				585,001
	Other Metals/Minerals (1.0%)
365	Inco Ltd. (Canada)	7.20	09/15/32	413,823
395	Inco Ltd. (Canada)	7.75	05/15/12	464,282
				878,105
	Property - Casualty Insurers (1.0%)
875	Mantis Reef Ltd. - 144A*	4.692	11/14/08	873,886

	Pulp & Paper (2.4%)
505	Abitibi-Consolidated Inc. (Canada)	6.00	06/20/13	474,700
590	Abitibi-Consolidated Inc. (Canada)	8.55	08/01/10	638,675
505	Bowater Canada Finance (Canada)	7.95	11/15/11	537,324
130	International Paper Co.	5.85	10/30/12	137,607
335	Sappi Papier Holding AG - 144A* (Austria)	6.75	06/15/12	366,319
				2,154,625
	Railroads (1.1%)
230	CSX Corp.	2.75	02/15/06	228,185
160	CSX Corp.	9.00	08/15/06	174,079
190	Norfolk Southern Corp.	7.35	05/15/07	205,037
210	Union Pacific Corp.	6.65	01/15/11	233,186

160	Union Pacific Corp.	6.79	11/09/07	172,008
				1,012,495
	Real Estate Development (0.8%)
363	World Financial Properties - 144A*	6.91	09/01/13	400,519
268	World Financial Properties - 144A*	6.95	09/01/13	296,447
				696,966
	Real Estate Investment Trusts (0.5%)
100	EOP Operating L.P.	4.75	03/15/14	95,793
270	Rouse Co. (The)	3.625	03/15/09	251,825
135	Rouse Co. (The)	5.375	11/26/13	127,549
				475,167
	Regional Banks (0.2%)
175	US Bancorp	5.10	07/15/07	181,132

	Restaurants (0.4%)
285	Tricon Global Restaurants, Inc.	8.875	04/15/11	350,244

	Savings Banks (2.1%)
30	Household Finance Corp.	4.125	11/16/09	29,700
70	Household Finance Corp.	6.375	10/15/11	77,028
675	Household Finance Corp.	6.75	05/15/11	755,509
215	Household Finance Corp.	8.00	07/15/10	252,047
685	Washington Mutual Bank	5.50	01/15/13	701,840
105	Washington Mutual Inc.	8.25	04/01/10	122,584
				1,938,708
	Specialty Stores (0.2%)
185	Autonation, Inc.	9.00	08/01/08	211,825

	Tobacco (1.0%)
305	Altria Group, Inc.	7.00	11/04/13	326,167
535	Altria Group, Inc.	7.75	01/15/27	587,597
				913,764
	Wireless Telecommunications (0.5%)
390	AT&T Wireless Services, Inc.	7.875	03/01/11	456,710

	TOTAL CORPORATE BONDS
	(Cost $82,552,185)			82,875,218

	ASSET-BACKED SECURITIES (4.1%)
	Finance/Rental/Leasing
550	Chase Manhattan Auto Owner Trust 2004-A A4	2.83	09/15/10	539,851
350	CIT Equipment Collateral 2004-EF1 A3	3.50	09/20/08	347,876
550	Daimler Chrysler Auto Trust 2003-B A4	2.86	03/09/09	544,375
450	Harley-Davidson Motorcycle Trust 2004-2 A2	3.56	02/15/12	451,008
550	Honda Auto Receivables Owner Trust 2004-1 A4	3.06	10/21/09	544,492
800	MBNA Credit Card Master Trust 2004-A4 A4	2.70	09/15/09	786,846
500	TXU Electric Delivery Transition Bond Company LLC 2004-1 A2	4.81	11/17/14	509,399

	TOTAL ASSET-BACKED SECURITIES
	(Cost $3,763,305)			3,723,847

	FOREIGN GOVERNMENT OBLIGATIONS (2.8%)
455	Russian Federation	5.00	03/31/30	453,863
820	United Mexican States (Mexico)	8.30	08/15/31	930,700
110	United Mexican States (Mexico)	8.375	01/14/11	128,425
860	United Mexican States (Mexico)	9.875	02/01/10	1,053,930

	TOTAL FOREIGN GOVERNMENT OBLIGATIONS
	(Cost $2,656,664)			2,566,918

	U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (0.1%)
21	Federal Home Loan Mortgage Corp.	7.50	09/01/30	$23,015
	Federal National Mortgage Association
2		7.00	01/01/30	2,396
50		7.50	01/01/30 - 04/01/32	53,258

	TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES
	(Cost $77, 354)			78,669

	SHORT-TERM INVESTMENTS (1.2%)
	U.S. GOVERNMENT OBLIGATION (a) (0.3%)
300	U.S. Treasury Bill **
	(Cost $298,216)	1.90	03/24/05	298,216

	REPURCHASE AGREEMENT (0.9%)
819	Joint repurchase agreement account
	(dated 11/30/04; proceeds $819,047) (b)
	(Cost $819,000)	2.06	12/01/04	819,000

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,117,216)			1,117,216

	TOTAL INVESTMENTS
	(Cost $90,166,724) (c) (d)		98.9%	90,361,868
	OTHER ASSETS IN EXCESS OF LIABILITIES		1.1	1,025,151
	NET ASSETS		100.0%	$91,387,019

*                                         Resale is restricted to qualified institutional investors.

**                                  A portion of these securities have been physically segregated in connection with open futures contracts in the amount of $ 112,550.

(a)                               Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.

(b)                               Collateralized by federal agency and U.S. Treasury obligations.

(c)                                Securities have been designated as collateral in a amount equal to $ 21,489,102 in connection with open futures contracts.

(d)                               The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

The aggregate gross unrealized appreciation is $1,366,158 and the aggregate gross unrealized depreciation is $1,171,014, resulting in net unrealized appreciation of $195,144.

Bond Insurance:

FSA                         Financial Security Assurance.

Futures Contracts Open at November 30, 2004:

NUMBER OF CONTRACTS	LONG/SHORT	DESCRIPTION/DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION/ (DEPRECIATION)

34	Short	U.S. Treasury Notes 2 Year December 2004	$(7,149,031)	$33,781
13	Short	U.S. Treasury Notes 2 Year March 2005	(2,722,688)	(98)
16	Short	U.S. Treasury Notes 5 Year December 2004	(1,755,500)	6,204
14	Short	U.S. Treasury Notes 5 Year March 2005	(1,523,594)	15,967
16	Short	U.S. Treasury Notes 10 Year December 2004	(1,783,250)	12,659
48	Short	U.S. Treasury Notes 10 Year March 2005	(5,316,000)	60,452
3	Short	U.S. Treasury Bonds December 2004	(333,281)	(2,750)
8	Short	U.S. Treasury Bonds March 2005	(881,000)	10,675
		Net unrealized appreciation		$136,890

See Notes to Financial Statements

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Quality Income Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
January 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
January 20, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
January 20, 2005